Changes in Amounts of Goodwill by Reporting Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended									12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Fine Ceramic Parts Group	Mar. 31, 2013 Fine Ceramic Parts Group	Mar. 31, 2012 Fine Ceramic Parts Group	Mar. 31, 2014 Semiconductor Parts Group	Mar. 31, 2013 Semiconductor Parts Group	Mar. 31, 2014 Applied Ceramic Products Group	Mar. 31, 2013 Applied Ceramic Products Group	Mar. 31, 2014 Electronic Device Group	Mar. 31, 2013 Electronic Device Group	Mar. 31, 2014 Telecommunications Equipment Group	Mar. 31, 2013 Telecommunications Equipment Group	Mar. 31, 2012 Telecommunications Equipment Group	Mar. 31, 2014 Information Equipment Group	Mar. 31, 2013 Information Equipment Group	Mar. 31, 2013 All Other Segments	Mar. 31, 2014 All Other Segments
Goodwill [Line Items]
Goodwill	¥ 111,557	¥ 97,171	¥ 100	¥ 100	¥ 100	¥ 1,313	¥ 1,262	¥ 20,513	¥ 19,060	¥ 45,672	¥ 40,863	¥ 18,456	¥ 18,456	¥ 18,456	¥ 14,603	¥ 12,835	¥ 4,595	¥ 10,900
Accumulated impairment losses	(8,132)	(8,132)						(5,415)	(5,415)						(22)	(22)	(2,695)	(2,695)
Beginning Balance	103,425	89,039	100	100	100	1,313	1,262	15,098	13,645	45,672	40,863	18,456	18,456	18,456	14,581	12,813	1,900	8,205
Goodwill acquired during the year	5,706	9,996				5,548				158	3,419					272	6,305
Impairment of goodwill	(729)									(729)
Translation adjustments and reclassification to other accounts	8,230	4,390				40	51	2,329	1,453	3,656	1,390				2,205	1,496
Goodwill	125,493	111,557	100	100	100	6,901	1,313	22,842	20,513	49,486	45,672	18,456	18,456	18,456	16,808	14,603	10,900	10,900
Accumulated impairment losses	(8,861)	(8,132)						(5,415)	(5,415)	(729)					(22)	(22)	(2,695)	(2,695)
Ending Balance	¥ 116,632	¥ 103,425	¥ 100	¥ 100	¥ 100	¥ 6,901	¥ 1,313	¥ 17,427	¥ 15,098	¥ 48,757	¥ 45,672	¥ 18,456	¥ 18,456	¥ 18,456	¥ 16,786	¥ 14,581	¥ 8,205	¥ 8,205